Subsequent Events (Unaudited) - Additional Information (Detail) (USD $)	1 Months Ended	9 Months Ended		1 Months Ended
	Apr. 24, 2013	Sep. 29, 2013	Apr. 30, 2012	Apr. 24, 2013 Subsequent Event [Member]	Apr. 23, 2013 Subsequent Event [Member]	Apr. 23, 2013 Revolving Credit Facility and the Term Loan [Member] Subsequent Event [Member] New Credit Agreement [Member]	Apr. 23, 2013 Senior Secured Revolving Credit Facility [Member] Subsequent Event [Member] New Credit Agreement [Member]	Apr. 23, 2013 $60.0 million Revolving Credit Facility [Member] Subsequent Event [Member] New Credit Agreement [Member]
Subsequent Event [Line Items]
Revolving Credit Facility and Term Loan outstanding amount						$ 403,100,000	$ 700,000,000	$ 60,000,000
Maximum incremental term loans and revolving commitments			100,000,000		160,000,000
Total amount of distribution paid to stockholders	282,029,000	282,029,000		282,029,000
Total amount Paid to vested option holders	$ 13,892,000	$ 13,892,000		$ 13,892,000